Expense Example - Access Flex Bear High Yield Fund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	1,322	2,451	5,218	281	1,601	2,881	5,909